Revenue and Segment Analysis - Summary of Analysis of Non-current Assets by Geographical Location (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Non-current assets	£ 11,416	£ 11,002	£ 11,149
North America [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets	8,940	8,365	8,692
Europe [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets	2,058	2,156	1,996
Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets	£ 418	£ 481	£ 461